BETTER 10Q - PREPAID EXPENSES AND OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Assets	Prepaid expenses and other assets consisted of the following:As of June 30,As of December 31,(Amounts in thousands)20232022Prepaid expenses$16,994 $26,244 Net investment in lease— 944 Tax receivables10,138 18,139 Merger transaction costs10,633 — Security Deposits19,086 14,369 Loans held for investment5,381 122 Prepaid compensation asset5,028 5,615 Inventory—Homes— 1,139 Total prepaid expenses and other assets$67,260 $66,572 Prepaid expenses and other assets consisted of the following:As of December 31,(Amounts in thousands)20222021Other prepaid expenses$26,366 $22,931 Net investment in lease944 11,058 Tax receivables18,139 20,250 Prefunded loans in escrow — 12,148 Merger transaction costs— 14,263 Security Deposits14,369 9,226 Prepaid compensation asset5,615 — Inventory—Homes1,139 1,122 Total prepaid expenses and other assets$66,572 $90,998